CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value (in NIS per share)	₪ 0.16	₪ 0.16
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	30,639,134	22,443,934
Ordinary shares, shares outstanding	30,639,134	22,443,934